Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Disclosures [Abstract]
Schedule of Consolidated Financial Statements Include the Financial Statements	The consolidated financial statements include the financial statements of the Company and its subsidiaries and its respective ownership listed below:
% equity interest
DeFi Holdings (Bermuda) Ltd.	100
Reflexivity LLC	100
Valour Inc.	100
DeFi Europe AG	100
Stillman Digital Inc.	100
Stillman Bermuda Ltd.	100
Valour Digital Securities Limited	0

Schedule of Remuneration of Directors and Other Members of Key Management Personnel	The remuneration of directors and other members of key management personnel during the years ended December 31, 2025 and 2024 were as follows:
	Year ended December 31,
	2025	2024
Short-term benefits	$4,351,709	$21,725,185
Shared-based payments	1,670,174	9,552,181
	$6,021,883	$31,277,366

Schedule of the Nature of the Relationship of the Company’s Directors or Officers with the Investment	The following is a list of total investments and the nature of the relationship of the Company’s directors or officers with the investment as of December 31, 2025 and 2024.
Investment	Nature of relationship to investment	Estimated Fair Value
ZKP Corporation*	Former Director (Olivier Roussy Newton) of investee	$1,000,000
Global Benchmarks AB*	Share ownership of investee by director (Per Von Rosen)	199,875
Total investment - December 31, 2025		$1,199,875

* Private company

Investment	Nature of relationship to investment	Estimated Fair Value
Brazil Potash Corporation	Former Officer (Ryan Ptolemy) of investee	$778,085
ZKP Corporation*	Former Director (Olivier Roussy Newton) of investee	1,000,000
Total investment - December 31, 2024		$1,778,085

* Private company